5. REAL ESTATE OWNED (Tables)	12 Months Ended
Sep. 30, 2012
Banking and Thrift [Abstract]
Real estate owned
	September 30,
	2012	2011
Real estate acquired through foreclosure:
One-to-four family units	$478	$1,262
Multi-family	—	—
Land loans	35	87
Commercial real estate loans	—	56
Less allowance for losses	—	—

Real estate owned - net	$513	$1,405